Note 18 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Rent Expense, Total	$ 32,045	$ 28,977
Due from Related Parties, Total	2,100	2,500
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense, Total	$ 1,200	$ 1,400
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term	10 years